Other Financial Assets and Liabilities - Summary of Other Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Derivative financial instruments designated as hedges	$ 186	$ 248
Other financial assets	28	53
Financial instruments at fair value through other comprehensive income
Other financial assets	89	28
Total other financial assets	303	329
Current	185	209
Non-current	118	120
Other financial liabilities
Derivative financial instruments designated as hedges	169	74
Derivative financial liabilities	349	35
Total other financial liabilities	518	109
Current	139	67
Non-current	$ 379	$ 42